EMPOWER FUNDS, INC.
EMPOWER ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.65%
109,059	Axalta Coating Systems Ltd(a)	$ 2,933,687
Communications — 3.85%
100,049	Interpublic Group of Cos Inc	2,867,405
108,379	Paramount Global Class B(b)	1,398,089
		4,265,494
Consumer, Cyclical — 24.08%
74,307	BorgWarner Inc	2,999,774
48,885	CarMax Inc(a)	3,457,636
72,250	Gentex Corp	2,351,015
59,519	Madison Square Garden Entertainment Corp(a)	1,958,770
15,319	Madison Square Garden Sports Corp	2,700,740
104,681	Manchester United PLC Class A(a)(b)	2,071,637
198,452	Mattel Inc(a)	4,371,898
128,902	Resideo Technologies Inc(a)	2,036,652
29,169	Sphere Entertainment Co(a)	1,083,920
7,950	Vail Resorts Inc	1,764,025
84,506	Walgreens Boots Alliance Inc	1,879,413
		26,675,480
Consumer, Non-Cyclical — 14.34%
168,676	ADT Inc	1,012,056
17,693	Charles River Laboratories International Inc(a)	3,467,474
78,555	Envista Holdings Corp(a)	2,190,114
10,954	J M Smucker Co	1,346,356
18,606	Laboratory Corp of America Holdings	3,740,736
29,444	Molson Coors Beverage Co Class B	1,872,344
20,092	Zimmer Biomet Holdings Inc	2,254,724
		15,883,804
Energy — 5.22%
149,134	Core Laboratories Inc	3,580,708
105,418	NOV Inc	2,203,236
		5,783,944
Financial — 28.28%
38,314	Aflac Inc	2,940,598
26,828	BOK Financial Corp	2,145,703
80,235	Carlyle Group Inc	2,419,888
33,816	CBRE Group Inc Class A(a)	2,497,650
62,679	Charles Schwab Corp	3,441,077
39,472	First American Financial Corp	2,229,773
13,203	Goldman Sachs Group Inc	4,272,095
10,964	Jones Lang LaSalle Inc(a)	1,547,897
48,340	KKR & Co Inc	2,977,744
91,659	Lazard Ltd Class A	2,842,346
57,833	Northern Trust Corp	4,018,237
		31,333,008
Shares		Fair Value
Industrial — 19.67%
24,743	Generac Holdings Inc(a)	$ 2,695,997
131,335	Kennametal Inc	3,267,615
12,830	Keysight Technologies Inc(a)	1,697,537
141,707	Knowles Corp(a)	2,098,681
8,725	Littelfuse Inc	2,157,867
54,538	nVent Electric PLC	2,889,969
5,400	Snap-on Inc	1,377,324
38,714	Stanley Black & Decker Inc	3,235,716
53,164	Stericycle Inc(a)	2,376,962
		21,797,668
TOTAL COMMON STOCK — 98.09% (Cost $123,619,558)		$108,673,085
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.07%
$851,376	Undivided interest of 0.75% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $851,376 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(c)	851,376
851,375	Undivided interest of 0.77% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $851,375 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(c)	851,375
851,375	Undivided interest of 0.78% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $851,375 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(c)	851,375

See Notes to Schedule of Investments.

September 30, 2023

EMPOWER FUNDS, INC.
EMPOWER ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$851,375	Undivided interest of 4.87% in a repurchase agreement (principal amount/value $17,520,516 with a maturity value of $17,528,254) with Credit Agricole Securities (USA) Inc, 5.30%, dated 9/30/23 to be repurchased at $851,375 on 10/2/23 collateralized by Government National Mortgage Association securities, 4.13% - 5.00%, 9/30/27 - 3/20/53, with a value of $17,870,926.(c)	$ 851,375
TOTAL SHORT TERM INVESTMENTS — 3.07% (Cost $3,405,501)		$3,405,501
TOTAL INVESTMENTS — 101.16% (Cost $127,025,059)		$112,078,586
OTHER ASSETS & LIABILITIES, NET — (1.16)%		$(1,287,852)
TOTAL NET ASSETS — 100.00%		$110,790,734
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2023.
(c)	Collateral received for securities on loan.
See Notes to Schedule of Investments.

September 30, 2023

EMPOWER FUNDS, INC.
Fund Name - undefined
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.

September 30, 2023

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2023